Filed Pursuant to Rule 497(d)

                                                     Registration No. 333-107655



                       EMPIRE STATE MUNICIPAL EXEMPT TRUST
                              Guaranteed Series 174

                  Prospectus Supplement dated November 21, 2003


The Underwriting Account for Guaranteed Series 174 (the "Trust") on page A-12 of the Prospectus is replaced with the following:




                              UNDERWRITING ACCOUNT


      The names and addresses of the Underwriters and the number of units of the Trust each has agreed to purchase from the Underwriting Account are:


                                                                                                      Units
                                                                                                     Series
                 Name                                             Address                              174
                 ----                                             -------                              ---
Glickenhaus & Co. ..................    6 East 43rd Street, New York, New York 10017                  1,885
Lebenthal, a division of Advest, Inc.   90 State House Square, Hartford, Connecticut 06103            1,885
Ryan, Beck & Co. LLC................    1 Liberty Plaza, New York, New York 10006                       250
Wachovia Securities.................    901 Byrd Street, Richmond, Virginia 23219                       250
UBS Financial Services, Inc.........    1285 Avenue of the Americas, New York, New York 10019           200
American General Securities Inc. ...    2727 Allen Parkway, Houston, Texas 77019                        130
Cadaret, Grant & Co., Inc...........    One Lincoln Place, Syracuse, New York 13202                     100
David Lerner Associates, Inc. ......    477 Jericho Turnpike, Syosset, New York 11791                   100
Oppenheimer & Co....................    125 Broad Street, New York, New York 10004                      100
Ramirez & Co., Inc..................    61 Broadway, New York, New York 10006                           100
                                                                                                     ------
                                                                                                      5,000
                                                                                                     ======